Columbia Variable Portfolio – Income Opportunities Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	27,056	0
Telesat Corp.(b)	6	217
Ziff Davis Holdings, Inc.(a),(b),(c)	553	6
Total		223
Total Communication Services		223
Consumer Discretionary 0.0%
Automobile Components 0.0%
Lear Corp.	216	26,153
Total Consumer Discretionary		26,153
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,277	8,441
Total Industrials		8,441
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,985)		34,817

Convertible Bonds 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.5%
NextEra Energy Partners LP(d)
06/15/2026	2.500%	2,657,608	2,631,032
Total Convertible Bonds (Cost $2,633,914)			2,631,032

Corporate Bonds & Notes 95.0%

Aerospace & Defense 2.3%
Allegheny Technologies, Inc.
10/01/2029	4.875%	819,000	808,214
10/01/2031	5.125%	1,085,000	1,071,790
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(d)
03/01/2029	6.375%	1,538,000	1,569,267
03/01/2032	6.625%	3,299,000	3,370,590
01/15/2033	6.000%	1,306,000	1,306,951
05/31/2033	6.375%	2,030,000	2,024,202
01/31/2034	6.750%	1,296,000	1,313,355
07/31/2034	6.125%	317,000	312,286
Total			11,776,655
Airlines 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2029	5.750%	2,320,138	2,302,068
Automotive 2.6%
American Axle & Manufacturing, Inc.(d)
10/15/2032	6.375%	593,000	586,766
10/15/2033	7.750%	1,614,000	1,571,489
Clarios Global LP/US Finance Co.(d)
02/15/2030	6.750%	1,077,000	1,097,087
09/15/2032	6.750%	1,050,000	1,058,868
Forvia SE(d)
09/15/2033	6.750%	602,000	587,341
IHO Verwaltungs GmbH(d),(e)
11/15/2030	7.750%	607,000	617,692
11/15/2032	8.000%	863,000	888,416
Nissan Motor Acceptance Co. LLC(d)
09/30/2030	6.125%	556,000	534,766
Nissan Motor Co., Ltd.(d)
07/17/2032	7.750%	471,000	476,987
07/17/2035	8.125%	1,377,000	1,418,799
ZF North America Capital, Inc.(d)
04/14/2030	7.125%	485,000	478,737
03/24/2031	7.500%	1,401,000	1,374,548
04/23/2032	6.875%	2,751,000	2,623,987
Total			13,315,483
Banking 0.2%
Ally Financial, Inc.
Subordinated
02/14/2033	6.700%	490,000	493,729
Ally Financial, Inc.(f)
Subordinated
01/17/2040	6.646%	782,000	754,170
Total			1,247,899

Columbia Variable Portfolio – Income Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 1.2%
Aretec Escrow Issuer 2, Inc.(d)
08/15/2030	10.000%	2,720,000	2,889,409
Focus Financial Partners LLC(d)
09/15/2031	6.750%	1,033,000	1,027,594
Osaic Holdings, Inc.(d)
08/01/2032	6.750%	2,243,000	2,240,344
Total			6,157,347
Building Materials 1.5%
American Builders & Contractors Supply Co., Inc.(d)
11/15/2029	3.875%	854,000	809,669
LBM Acquisition LLC(d)
06/15/2031	9.500%	1,191,000	1,036,229
Quikrete Holdings, Inc.(d)
03/01/2032	6.375%	1,882,000	1,912,902
03/01/2033	6.750%	995,000	1,010,676
QXO Building Products, Inc.(d)
04/30/2032	6.750%	1,102,000	1,124,204
Standard Building Solutions, Inc.(d)
08/15/2032	6.500%	346,000	347,720
08/01/2033	6.250%	258,000	255,395
Standard Industries, Inc.(d)
01/15/2028	4.750%	533,000	527,574
07/15/2030	4.375%	530,000	500,399
Total			7,524,768
Cable and Satellite 4.9%
CCO Holdings LLC/Capital Corp.(d)
05/01/2027	5.125%	243,000	243,044
06/01/2029	5.375%	1,055,000	1,040,761
03/01/2030	4.750%	2,710,000	2,570,383
08/15/2030	4.500%	3,366,000	3,141,496
03/01/2031	7.375%	250,000	254,468
02/01/2032	4.750%	2,012,000	1,823,900
02/01/2033	7.000%	462,000	463,996
06/01/2033	4.500%	290,000	252,646
01/15/2034	4.250%	2,027,000	1,734,172
02/01/2036	7.375%	530,000	527,345
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	1,240,000	1,108,754
DirecTV Financing LLC(d)
02/01/2030	8.875%	54,000	53,890
DISH Network Corp.(d)
11/15/2027	11.750%	2,722,000	2,804,258
EchoStar Corp.
11/30/2029	10.750%	2,218,075	2,395,522
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EchoStar Corp.(e)
11/30/2030	6.750%	1,131,580	1,143,967
Sirius XM Radio, Inc.(d)
08/01/2027	5.000%	881,000	879,595
07/01/2030	4.125%	1,131,000	1,062,097
Virgin Media Finance PLC(d)
07/15/2030	5.000%	922,000	756,153
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	172,000	164,923
VZ Secured Financing BV(d)
01/15/2032	5.000%	2,677,000	2,301,813
Total			24,723,183
Chemicals 4.1%
Ashland LLC(d)
09/01/2031	3.375%	2,267,000	2,032,811
Avient Corp.(d)
11/01/2031	6.250%	56,000	56,378
Celanese US Holdings LLC
04/15/2030	6.500%	305,000	310,889
02/15/2031	7.000%	520,000	533,570
07/15/2032	6.879%	361,000	376,979
04/15/2033	6.750%	511,000	524,133
11/15/2033	7.200%	474,000	506,196
02/15/2034	7.375%	674,000	691,411
Element Solutions, Inc.(d)
09/01/2028	3.875%	1,091,000	1,061,841
HB Fuller Co.
10/15/2028	4.250%	109,000	105,370
INEOS Finance PLC(d)
04/15/2029	7.500%	1,752,000	1,700,060
INEOS Quattro Finance 2 PLC(d)
03/15/2029	9.625%	2,296,000	1,886,485
Inversion Escrow Issuer LLC(d)
08/01/2032	6.750%	1,566,000	1,492,122
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	1,396,000	1,337,328
06/15/2031	7.250%	1,782,000	1,742,580
02/15/2033	7.250%	1,025,000	979,683
Qnity Electronics, Inc.(d)
08/15/2032	5.750%	576,000	576,718
08/15/2033	6.250%	461,000	467,707
Tronox, Inc.(d)
09/30/2030	9.125%	287,000	286,577
Columbia Variable Portfolio – Income Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
W.R. Grace Holdings LLC(d)
03/01/2031	7.375%	1,787,000	1,790,669
08/15/2032	6.625%	2,055,000	2,002,554
08/01/2033	7.000%	480,000	467,679
Total			20,929,740
Construction Machinery 1.9%
Herc Holdings, Inc.(d)
06/15/2029	6.625%	250,000	254,221
06/15/2030	7.000%	870,000	892,799
03/15/2031	5.750%	299,000	294,662
06/15/2033	7.250%	2,794,000	2,868,663
03/15/2034	6.000%	563,000	544,037
Ritchie Bros Holdings, Inc.(d)
03/15/2028	6.750%	759,000	770,891
03/15/2031	7.750%	1,967,000	2,044,425
Synergy Infrastructure Holdings LLC(d)
12/01/2030	7.875%	944,000	962,720
United Rentals North America, Inc.(d)
11/15/2033	5.375%	1,040,000	1,013,105
Total			9,645,523
Consumer Cyclical Services 0.6%
Arches Buyer, Inc.(d)
06/01/2028	4.250%	1,604,000	1,546,297
Match Group Holdings II LLC(d)
10/01/2031	3.625%	572,000	508,108
Match Group, Inc.(d)
06/01/2028	4.625%	342,000	334,495
02/15/2029	5.625%	518,000	511,332
Total			2,900,232
Consumer Products 1.2%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(d)
10/15/2029	9.500%	305,000	258,655
Newell Brands, Inc.(d)
06/01/2028	8.500%	519,000	536,700
Newell Brands, Inc.
05/15/2030	6.375%	1,030,000	991,853
05/15/2032	6.625%	1,223,000	1,169,086
Opal Bidco SAS(d)
03/31/2032	6.500%	973,000	973,655
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	586,000	541,450
02/01/2032	4.375%	1,451,000	1,349,762
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Whirlpool Corp.
06/15/2030	6.125%	202,000	197,144
06/15/2033	6.500%	265,000	251,885
Total			6,270,190
Diversified Manufacturing 2.1%
Amsted Industries, Inc.(d)
03/15/2033	6.375%	254,000	255,527
Columbus McKinnon Corp.(d)
02/01/2033	7.125%	301,000	300,381
Emerald Debt Merger Sub LLC(d)
12/15/2030	6.625%	2,029,000	2,065,607
EMRLD Borrower LP/Co-Issuer, Inc.(d)
07/15/2031	6.750%	753,000	775,470
Esab Corp.(d)
04/15/2029	6.250%	500,000	506,500
Gates Corp. (The)(d)
07/01/2029	6.875%	748,000	766,483
Resideo Funding, Inc.(d)
09/01/2029	4.000%	810,000	765,563
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	449,000	447,872
WESCO Distribution, Inc.(d)
06/15/2028	7.250%	503,000	505,857
03/15/2029	6.375%	1,274,000	1,296,779
04/15/2031	5.250%	345,000	342,822
03/15/2032	6.625%	1,516,000	1,550,596
03/15/2033	6.375%	530,000	540,343
04/15/2034	5.500%	579,000	570,685
Total			10,690,485
Electric 6.2%
Alpha Generation LLC(d)
10/15/2032	6.750%	641,000	650,949
01/15/2034	6.250%	579,000	570,078
Atlantica Sustainable Infrastructure PLC(d)
06/15/2028	4.125%	403,000	390,318
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(d)
02/15/2032	6.375%	1,049,000	1,025,376
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	964,000	952,455
02/15/2031	3.750%	1,399,000	1,297,769
01/15/2032	3.750%	1,140,000	1,041,163
01/15/2034	5.750%	507,000	499,411
Long Ridge Energy LLC(d)
02/15/2032	8.750%	1,148,000	1,203,990

Columbia Variable Portfolio – Income Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(d)
09/15/2027	4.500%	464,000	459,433
01/15/2029	7.250%	819,000	845,890
NRG Energy, Inc.(d)
06/15/2029	5.250%	1,619,000	1,604,764
07/15/2029	5.750%	29,000	28,955
02/15/2031	3.625%	1,449,000	1,338,204
02/01/2033	6.000%	164,000	164,582
01/15/2034	5.750%	859,000	849,251
11/01/2034	6.250%	1,051,000	1,058,559
01/15/2036	6.000%	859,000	851,151
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	193,000	188,882
PG&E Corp.(f)
03/15/2055	7.375%	660,000	663,714
09/15/2056	6.850%	235,000	231,451
Talen Energy Supply LLC(d)
02/01/2034	6.250%	1,020,000	1,013,065
02/01/2036	6.500%	1,020,000	1,028,004
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	2,678,000	2,649,314
01/15/2030	4.750%	1,667,000	1,602,070
Vistra Operations Co. LLC(d)
02/15/2027	5.625%	585,000	584,963
07/31/2027	5.000%	154,000	153,619
10/15/2031	7.750%	1,724,000	1,806,190
04/15/2032	6.875%	2,524,000	2,611,788
VoltaGrid LLC(d)
11/01/2030	7.375%	347,000	358,058
XPLR Infrastructure Operating Partners LP(d)
01/15/2031	8.375%	814,000	858,697
03/15/2033	8.625%	1,551,000	1,639,898
04/15/2034	7.750%	1,048,000	1,082,245
Total			31,304,256
Environmental 0.6%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	56,000	56,863
GFL Environmental, Inc.(d)
08/01/2028	4.000%	410,000	398,497
01/15/2031	6.750%	763,000	790,301
Waste Pro USA, Inc.(d)
02/01/2033	7.000%	1,818,000	1,843,316
Total			3,088,977
Finance Companies 4.8%
Bread Financial Holdings, Inc.(d)
05/15/2031	6.750%	254,000	252,044
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CrossCountry Intermediate HoldCo LLC(d)
10/01/2030	6.500%	589,000	561,433
GGAM Finance Ltd.(d)
04/15/2029	6.875%	770,000	787,973
03/15/2030	5.875%	1,584,000	1,582,132
goeasy Ltd.(d)
07/01/2029	7.625%	528,000	464,749
05/15/2030	6.875%	165,000	136,409
10/01/2030	7.375%	165,000	136,571
Navient Corp.
03/15/2029	5.500%	527,000	485,633
03/15/2031	11.500%	437,000	443,648
OneMain Finance Corp.
05/15/2029	6.625%	1,615,000	1,622,540
03/15/2030	7.875%	1,195,000	1,233,081
09/15/2030	4.000%	301,000	271,468
05/15/2031	7.500%	1,517,000	1,532,272
11/15/2031	7.125%	107,000	106,324
09/15/2032	7.125%	155,000	152,722
03/15/2033	6.500%	1,422,000	1,360,624
09/15/2033	6.750%	1,049,000	1,007,995
Provident Funding Associates LP/PFG Finance Corp.(d)
09/15/2029	9.750%	2,504,000	2,570,986
Rocket Cos, Inc.(d)
08/01/2030	6.125%	509,000	513,995
08/01/2033	6.375%	649,000	655,775
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
03/01/2031	3.875%	2,007,000	1,851,847
10/15/2033	4.000%	1,733,000	1,554,536
Springleaf Finance Corp.
11/15/2029	5.375%	33,000	31,850
United Wholesale Mortgage LLC(d)
06/15/2027	5.750%	777,000	765,015
04/15/2029	5.500%	1,689,000	1,580,712
UWM Holdings LLC(d)
02/01/2030	6.625%	1,259,000	1,187,333
03/15/2031	6.250%	1,577,000	1,436,227
Total			24,285,894
Food and Beverage 2.5%
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	797,000	796,411
06/15/2030	6.000%	1,547,000	1,562,419
Performance Food Group, Inc.(d)
09/15/2032	6.125%	538,000	539,891
Post Holdings, Inc.(d)
09/15/2031	4.500%	555,000	516,610
02/15/2032	6.250%	1,252,000	1,267,161
03/01/2033	6.375%	855,000	843,550
10/15/2034	6.250%	2,248,000	2,201,017
Columbia Variable Portfolio – Income Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/15/2036	6.500%	1,016,000	996,389
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(d)
04/01/2029	6.250%	510,000	510,915
04/30/2029	4.375%	554,000	538,381
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	1,888,000	1,816,860
US Foods, Inc.(d)
09/15/2028	6.875%	182,000	186,456
01/15/2032	7.250%	986,000	1,022,327
Total			12,798,387
Gaming 3.1%
Caesars Entertainment, Inc.(d)
10/15/2029	4.625%	550,000	529,281
02/15/2030	7.000%	499,000	505,509
02/15/2032	6.500%	891,000	881,209
10/15/2032	6.000%	525,000	483,241
CDI Escrow Issuer, Inc.(d)
04/01/2030	5.750%	790,000	782,795
Churchill Downs, Inc.(d)
05/01/2031	6.750%	999,000	1,017,401
Light & Wonder International, Inc.(d)
09/01/2031	7.500%	731,000	751,776
10/01/2033	6.250%	1,067,000	1,044,644
MGM Resorts International
04/15/2032	6.500%	778,000	784,315
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	534,000	518,176
Penn Entertainment, Inc.(d)
04/01/2031	6.750%	651,000	632,480
Penn National Gaming, Inc.(d)
07/01/2029	4.125%	2,175,000	2,035,008
Rivers Enterprise Borrower LLC/Finance Corp.(d)
02/01/2033	6.625%	1,673,000	1,665,816
Rivers Enterprise Lender LLC/Corp.(d)
10/15/2030	6.250%	771,000	769,887
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	2,253,000	1,947,532
Voyager Parent LLC(d)
07/01/2032	9.250%	1,406,000	1,463,964
Total			15,813,034
Health Care 5.2%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	76,000	75,482
04/15/2029	5.000%	1,698,000	1,654,485
03/15/2033	7.375%	1,112,000	1,140,418
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avantor Funding, Inc.(d)
07/15/2028	4.625%	78,000	76,114
11/01/2029	3.875%	1,085,000	1,017,977
Bausch & Lomb Escrow Corp.(d)
10/01/2028	8.375%	1,000,000	1,034,800
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	251,000	245,137
03/15/2029	3.750%	1,131,000	1,072,501
03/15/2031	4.000%	555,000	516,489
CHS/Community Health Systems, Inc.(d)
05/15/2030	5.250%	1,635,000	1,540,576
02/15/2031	4.750%	212,000	195,491
01/15/2032	10.875%	458,000	492,053
Concentra Escrow Issuer Corp.(d)
07/15/2032	6.875%	1,250,000	1,293,314
DaVita, Inc.(d)
06/01/2030	4.625%	651,000	625,914
07/15/2033	6.750%	745,000	759,357
Hologic, Inc.(d)
02/01/2028	4.625%	290,000	290,000
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	200,000	198,343
IQVIA, Inc.(d)
05/15/2027	5.000%	526,000	524,585
05/15/2030	6.500%	511,000	522,117
06/01/2032	6.250%	1,202,000	1,220,282
LifePoint Health, Inc.(d)
10/15/2030	11.000%	359,000	386,543
Mozart Debt Merger Sub, Inc.(d)
10/01/2029	5.250%	2,632,000	2,608,421
Select Medical Corp.(d)
12/01/2032	6.250%	264,000	250,932
Star Parent, Inc.(d)
10/01/2030	9.000%	1,965,000	2,041,288
Tenet Healthcare Corp.
11/01/2027	5.125%	304,000	303,730
06/15/2028	4.625%	799,000	792,243
06/01/2029	4.250%	839,000	815,174
01/15/2030	4.375%	1,529,000	1,480,335
Tenet Healthcare Corp.(d)
11/15/2032	5.500%	2,309,000	2,288,001
11/15/2033	6.000%	821,000	831,691
Total			26,293,793
Independent Energy 4.1%
Civitas Resources, Inc.(d)
11/01/2030	8.625%	495,000	521,394
07/01/2031	8.750%	870,000	910,079
06/15/2033	9.625%	2,099,000	2,322,823

Columbia Variable Portfolio – Income Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNX Resources Corp.(d)
03/01/2032	7.250%	734,000	754,237
03/01/2034	5.875%	604,000	587,918
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	1,767,000	1,769,363
Comstock Resources, Inc.(d)
03/01/2029	6.750%	155,000	153,239
01/15/2030	5.875%	83,000	80,120
Crescent Energy Finance LLC(d)
04/01/2032	7.625%	745,000	755,482
01/15/2033	7.375%	586,000	586,147
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	1,325,000	1,326,622
11/01/2033	8.375%	1,449,000	1,509,621
02/15/2035	7.250%	1,139,000	1,135,782
Matador Resources Co.(d)
04/15/2032	6.500%	518,000	523,512
04/15/2033	6.250%	809,000	809,246
04/15/2034	6.000%	511,000	507,474
Permian Resources Operating LLC(d)
04/15/2027	8.000%	674,000	674,672
01/15/2032	7.000%	1,049,000	1,088,530
02/01/2033	6.250%	771,000	785,116
SM Energy Co.
01/15/2027	6.625%	284,000	284,013
07/15/2028	6.500%	1,286,000	1,289,588
SM Energy Co.(d)
08/01/2029	6.750%	769,000	781,131
08/01/2032	7.000%	773,000	789,193
04/15/2034	6.625%	785,000	784,576
Vital Energy, Inc.(d)
04/15/2032	7.875%	250,000	255,747
Total			20,985,625
Leisure 3.7%
Boyne USA, Inc.(d)
05/15/2029	4.750%	788,000	765,177
Carnival Corp.(d)
03/15/2030	5.750%	1,199,000	1,208,144
08/01/2032	5.750%	2,016,000	2,016,384
02/15/2033	6.125%	1,167,000	1,177,896
Cedar Fair LP
07/15/2029	5.250%	270,000	258,212
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	520,000	517,534
Cinemark USA, Inc.(d)
07/15/2028	5.250%	795,000	789,484
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCL Corp., Ltd.(d)
01/15/2031	5.875%	1,411,000	1,370,642
02/01/2032	6.750%	1,164,000	1,155,119
09/15/2033	6.250%	772,000	749,733
Six Flags Entertainment Corp.(d)
05/15/2031	7.250%	2,551,000	2,462,540
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(d)
01/15/2032	8.625%	992,000	993,632
Six Flags Entertainment Corp./Theme Parks, Inc.(d)
05/01/2032	6.625%	955,000	955,074
Vail Resorts, Inc.(d)
05/15/2032	6.500%	496,000	501,625
Viking Cruises Ltd.(d)
07/15/2031	9.125%	1,656,000	1,745,600
10/15/2033	5.875%	1,259,000	1,245,298
VOC Escrow Ltd.(d)
02/15/2028	5.000%	799,000	796,004
Total			18,708,098
Lodging 1.5%
Hilton Domestic Operating Co., Inc.(d)
05/01/2031	4.000%	540,000	506,478
02/15/2032	3.625%	560,000	508,789
03/15/2033	5.875%	1,241,000	1,248,862
09/15/2033	5.750%	550,000	548,189
Hilton Grand Vacations Borrower Escrow LLC(d)
07/01/2031	4.875%	670,000	605,360
01/15/2032	6.625%	2,058,000	2,036,630
Marriott Ownership Resorts, Inc.(d)
10/01/2033	6.500%	2,089,000	1,986,312
Travel + Leisure Co.(d)
09/01/2033	6.125%	250,000	246,444
Total			7,687,064
Media and Entertainment 3.7%
Clear Channel Outdoor Holdings, Inc.(d)
04/01/2030	7.875%	1,305,000	1,367,385
02/15/2031	7.125%	938,000	983,124
03/15/2033	7.500%	955,000	1,011,602
Gray Media, Inc.(d)
07/15/2032	9.625%	510,000	510,407
08/15/2033	7.250%	657,000	661,800
McGraw-Hill Education, Inc.(d)
09/01/2031	7.375%	894,000	913,151
Nexstar Media, Inc.(d)
09/15/2033	6.500%	1,499,000	1,510,596
Columbia Variable Portfolio – Income Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nexstar Media, Inc.(d),(g)
04/15/2034	7.250%	1,309,000	1,311,853
OAK-Eagle Acquireco, Inc.(d),(g)
07/01/2033	7.250%	752,000	778,822
07/01/2034	8.750%	605,000	632,688
Outfront Media Capital LLC/Corp.(d)
03/15/2030	4.625%	268,000	258,631
02/15/2031	7.375%	702,000	732,421
Roblox Corp.(d)
05/01/2030	3.875%	537,000	504,191
Snap, Inc.(d)
03/01/2033	6.875%	2,470,000	2,337,942
03/15/2034	6.875%	1,350,000	1,269,257
Univision Communications, Inc.(d)
08/15/2028	8.000%	526,000	534,657
06/30/2030	7.375%	1,062,000	1,041,613
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	785,000	694,993
03/15/2042	5.050%	2,303,000	1,536,418
03/15/2052	5.141%	410,000	248,450
Total			18,840,001
Metals and Mining 3.5%
Alcoa Nederland Holding BV(d)
03/15/2031	7.125%	490,000	512,469
Carpenter Technology Corp.(d)
03/01/2034	5.625%	769,000	762,054
Cleveland-Cliffs, Inc.(d)
11/01/2029	6.875%	650,000	650,002
03/15/2032	7.000%	153,000	148,056
05/01/2033	7.375%	163,000	159,517
Compass Minerals International, Inc.(d)
07/01/2030	8.000%	743,000	769,301
Constellium SE(d)
04/15/2029	3.750%	822,000	785,236
08/15/2032	6.375%	2,341,000	2,365,790
Hudbay Minerals, Inc.(d)
04/01/2029	6.125%	3,135,000	3,130,755
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	2,915,000	2,753,629
03/01/2034	5.875%	1,815,000	1,784,267
Novelis Corp.(d)
01/30/2030	4.750%	1,288,000	1,219,904
08/15/2031	3.875%	1,767,000	1,572,550
08/15/2033	6.375%	798,000	782,668
Novelis, Inc.(d)
01/30/2030	6.875%	405,000	408,563
Total			17,804,761
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 6.0%
AmeriGas Partners LP/Finance Corp.(d)
06/01/2030	9.500%	1,140,000	1,208,085
Antero Midstream Partners LP/Finance Corp.(d)
02/01/2032	6.625%	1,272,000	1,301,917
CNX Midstream Partners LP(d)
04/15/2030	4.750%	2,884,000	2,748,324
Delek Logistics Partners LP/Finance Corp.(d)
03/15/2029	8.625%	2,457,000	2,543,010
06/30/2033	7.375%	1,772,000	1,785,563
Hess Midstream Operations LP(d)
03/01/2028	5.875%	372,000	374,915
10/15/2030	5.500%	303,000	300,839
ITT Holdings LLC(d)
08/01/2029	6.500%	169,000	164,726
NuStar Logistics LP
04/28/2027	5.625%	492,000	492,946
Rockies Express Pipeline LLC(d)
03/15/2033	6.750%	414,000	425,932
Sunoco LP(d),(f),(h)
	7.875%	2,283,000	2,326,545
Sunoco LP(d)
05/01/2029	7.000%	1,269,000	1,301,735
07/15/2031	5.375%	714,000	708,227
05/01/2032	7.250%	1,255,000	1,299,627
07/01/2033	6.250%	1,544,000	1,553,239
Venture Global Calcasieu Pass LLC(d)
08/15/2031	4.125%	767,000	713,357
11/01/2033	3.875%	786,000	696,767
Venture Global LNG, Inc.(d),(f),(h)
	9.000%	1,725,000	1,717,182
Venture Global LNG, Inc.(d)
02/01/2029	9.500%	1,554,000	1,680,937
01/15/2030	7.000%	782,000	799,877
02/01/2032	9.875%	463,000	497,346
Venture Global Plaquemines LNG LLC(d)
12/15/2030	6.125%	372,000	382,668
05/01/2033	7.500%	618,000	679,737
01/15/2034	6.500%	1,407,000	1,466,908
06/15/2034	6.500%	493,000	512,972
05/01/2035	7.750%	698,000	782,482
01/15/2036	6.750%	1,937,000	2,049,552
Total			30,515,415
Oil Field Services 2.1%
Archrock Partners LP/Finance Corp.(d)
09/01/2032	6.625%	769,000	784,158

Columbia Variable Portfolio – Income Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Archrock Services LP /Partners Finance Corp.(d)
02/01/2034	6.000%	1,024,000	1,014,311
Kodiak Gas Services LLC(d)
02/15/2029	7.250%	1,252,000	1,297,369
04/01/2031	5.875%	672,000	674,839
10/01/2033	6.500%	1,040,000	1,048,892
10/01/2035	6.750%	606,000	615,529
Nabors Industries, Inc.(d)
01/31/2030	9.125%	1,481,000	1,554,400
08/15/2031	8.875%	249,000	259,638
11/15/2032	7.625%	1,075,000	1,100,087
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	1,127,277	1,152,854
USA Compression Partners LP/Finance Corp.(d)
03/15/2029	7.125%	1,270,000	1,299,669
Total			10,801,746
Other Industry 0.5%
Installed Building Products, Inc.(d)
02/01/2034	5.625%	837,000	821,720
Williams Scotsman International, Inc.(d)
08/15/2028	4.625%	812,000	797,768
Williams Scotsman, Inc.(d)
06/15/2029	6.625%	758,000	766,108
04/15/2030	6.625%	296,000	300,007
Total			2,685,603
Other REIT 1.4%
Ladder Capital Finance Holdings LLLP/Corp.(d)
07/15/2031	7.000%	653,000	675,645
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
10/01/2028	5.875%	1,338,000	1,330,495
05/15/2029	4.875%	825,000	793,821
RHP Hotel Properties LP/Finance Corp.(d)
07/15/2028	7.250%	496,000	506,284
02/15/2029	4.500%	545,000	528,884
04/01/2032	6.500%	772,000	786,272
06/15/2033	6.500%	554,000	563,711
03/15/2034	5.750%	240,000	236,867
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	194,000	193,067
09/15/2029	4.000%	859,000	807,245
Service Properties Trust(d)
11/15/2031	8.625%	482,000	503,853
Total			6,926,144
Packaging 0.5%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
01/30/2031	6.250%	527,000	522,212
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clydesdale Acquisition Holdings, Inc.(d)
04/15/2030	8.750%	1,604,000	1,500,423
04/15/2032	6.750%	497,000	470,142
Total			2,492,777
Pharmaceuticals 1.5%
1261229 BC Ltd.(d)
04/15/2032	10.000%	2,339,000	2,380,701
Bausch Health Companies, Inc.(d)
06/01/2028	4.875%	1,471,000	1,350,092
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	2,301,000	2,257,031
Jazz Securities DAC(d)
01/15/2029	4.375%	796,000	773,714
Organon Finance 1 LLC(d)
04/30/2028	4.125%	890,000	862,879
04/30/2031	5.125%	247,000	201,614
Total			7,826,031
Property & Casualty 3.8%
Acrisure LLC/Finance, Inc.(d)
11/06/2030	7.500%	995,000	995,285
07/01/2032	6.750%	1,833,000	1,762,078
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	1,379,000	1,352,806
04/15/2028	6.750%	2,282,000	2,293,985
01/15/2031	7.000%	141,000	142,201
10/01/2031	6.500%	1,304,000	1,287,061
AmWINS Group, Inc.(d)
02/15/2029	6.375%	494,000	497,954
Ardonagh Finco Ltd.(d)
02/15/2031	7.750%	2,413,000	2,437,677
Asurion LLC and Asurion Co-Issuer, Inc.(d)
02/01/2034	8.375%	596,000	580,519
Howden UK Refinance PLC/2 PLC/US Refinance LLC(d)
02/15/2031	7.250%	985,000	994,540
HUB International Ltd.(d)
06/15/2030	7.250%	2,963,000	3,042,152
01/31/2032	7.375%	1,952,000	1,991,136
Lumbermens Mutual Casualty Co.(d),(i)
12/01/2097	0.000%	30,000	30
Lumbermens Mutual Casualty Co.(i)
Subordinated
07/01/2026	0.000%	645,000	645
Panther Escrow Issuer LLC(d)
06/01/2031	7.125%	1,507,000	1,509,401
Columbia Variable Portfolio – Income Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ryan Specialty LLC(d)
08/01/2032	5.875%	516,000	510,630
Total			19,398,100
Railroads 0.9%
Genesee & Wyoming, Inc.(d)
04/15/2032	6.250%	1,825,000	1,845,681
Watco Cos LLC/Finance Corp.(d)
08/01/2032	7.125%	2,637,000	2,711,044
Total			4,556,725
Restaurants 0.7%
1011778 BC ULC/New Red Finance, Inc.(d)
06/15/2029	6.125%	1,012,000	1,029,441
09/15/2029	5.625%	1,043,000	1,048,710
Fertitta Entertainment LLC/Finance Co., Inc.(d)
01/15/2029	4.625%	827,000	791,332
Yum! Brands, Inc.
04/01/2032	5.375%	784,000	777,386
Total			3,646,869
Retailers 1.8%
Advance Auto Parts, Inc.(d)
08/01/2030	7.000%	703,000	711,835
08/01/2033	7.375%	1,559,000	1,575,449
Asbury Automotive Group, Inc.(d)
02/15/2032	5.000%	849,000	804,640
Beach Acquisition Bidco LLC(d),(e)
07/15/2033	10.000%	1,058,264	1,124,952
Belron UK Finance PLC(d)
10/15/2029	5.750%	997,000	1,002,118
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	552,000	533,589
01/15/2030	6.375%	512,000	516,538
L Brands, Inc.
06/15/2029	7.500%	80,000	81,209
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	528,000	514,497
08/01/2031	8.250%	735,000	762,679
Lithia Motors, Inc.(d)
01/15/2031	4.375%	847,000	794,338
PetSmart LLC/Finance Corp.(d)
09/15/2032	7.500%	490,000	494,012
Total			8,915,856
Supermarkets 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2029	3.500%	850,000	810,605
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Albertsons Cos, Inc.(d)
03/31/2032	5.625%	1,064,000	1,046,967
Total			1,857,572
Technology 11.2%
Amentum Escrow Corp.(d)
08/01/2032	7.250%	1,765,000	1,827,511
APLD ComputeCo 2 LLC(d)
03/15/2031	6.750%	2,393,000	2,379,429
APLD ComputeCo LLC(d)
12/15/2030	9.250%	2,273,000	2,342,098
Black Pearl Compute LLC(d)
02/15/2031	6.125%	1,249,000	1,271,867
Block, Inc.(d)
08/15/2030	5.625%	746,000	741,974
08/15/2033	6.000%	584,000	574,453
Block, Inc.
06/01/2031	3.500%	175,000	159,008
05/15/2032	6.500%	1,734,000	1,743,729
CACI International, Inc.(d)
06/15/2033	6.375%	1,559,000	1,585,698
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(d)
06/15/2029	8.000%	307,000	228,351
Central Parent, Inc./CDK Global, Inc.(d)
06/15/2029	7.250%	310,000	222,259
Cipher Compute LLC(d)
11/15/2030	7.125%	1,290,000	1,336,897
Clarivate Science Holdings Corp.(d)
07/01/2029	4.875%	2,333,000	2,008,539
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	2,034,000	1,962,348
06/30/2032	8.250%	735,000	698,512
08/15/2033	6.625%	254,000	226,108
CoreWeave, Inc.(d)
06/01/2030	9.250%	780,000	758,614
02/01/2031	9.000%	975,000	927,301
Entegris Escrow Corp.(d)
04/15/2029	4.750%	1,135,000	1,122,585
06/15/2030	5.950%	2,275,000	2,294,986
Fair Isaac Corp.(d)
05/15/2033	6.000%	477,000	468,009
Flash Compute LLC(d)
12/31/2030	7.250%	716,000	722,209
HealthEquity, Inc.(d)
10/01/2029	4.500%	1,053,000	1,018,690
ION Platform Finance US, Inc.(d)
09/30/2032	7.875%	1,513,000	1,172,035

Columbia Variable Portfolio – Income Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ION Platform Finance US, Inc./SARL(d)
05/01/2028	4.625%	1,409,000	1,314,477
05/01/2028	5.000%	72,000	67,095
05/15/2028	5.750%	1,141,000	1,075,344
05/01/2029	8.750%	1,798,000	1,671,595
05/30/2029	9.500%	1,082,000	1,016,805
Iron Mountain, Inc.(d)
09/15/2027	4.875%	268,000	267,547
01/15/2033	6.250%	550,000	548,591
NCR Atleos Escrow Corp.(d)
04/01/2029	9.500%	2,380,000	2,547,470
NCR Corp.(d)
10/01/2028	5.000%	1,083,000	1,043,482
04/15/2029	5.125%	994,000	952,442
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	1,503,000	1,508,557
05/15/2031	10.375%	602,000	608,796
02/15/2033	9.500%	454,000	442,212
Picard Midco, Inc.(d)
03/31/2029	6.500%	2,554,000	2,485,243
Sabre GLBL, Inc.(d)
11/15/2029	10.750%	69,000	59,021
03/15/2030	10.750%	157,000	130,387
07/15/2030	11.125%	383,000	324,584
Science Applications International Corp.(d)
11/01/2033	5.875%	1,266,000	1,238,265
Seagate Data Storage Technology Pte Ltd.(d)
12/15/2029	8.250%	714,000	750,270
07/15/2031	8.500%	234,000	245,332
Sensata Technologies BV(d)
09/01/2030	5.875%	270,000	270,232
Shift4 Payments LLC/Finance Sub, Inc.(d)
08/15/2032	6.750%	2,772,000	2,727,949
SV RNO Property Owner 1 LLC(d)
03/01/2031	5.875%	3,478,000	3,446,594
Synaptics, Inc.(d)
06/15/2029	4.000%	1,134,000	1,074,259
UKG, Inc.(d)
02/01/2031	6.875%	770,000	754,870
WEX, Inc.(d)
03/15/2033	6.500%	1,031,000	1,009,486
WULF Compute LLC(d)
10/15/2030	7.750%	626,000	661,508
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	1,384,000	1,151,052
Total			57,186,675
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.(d)
02/15/2031	8.000%	1,274,000	1,242,140
06/15/2032	8.375%	1,454,000	1,448,171
Total			2,690,311
Wireless 0.4%
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	168,000	144,146
07/15/2031	4.750%	1,121,000	964,385
04/15/2032	7.750%	1,031,000	988,528
Total			2,097,059
Wirelines 1.3%
Fibercop SpA(d)
07/18/2036	7.200%	170,000	169,301
Iliad Holding SAS(d)
10/15/2028	7.000%	1,594,000	1,603,727
Iliad Holding SASU(d)
04/15/2031	8.500%	476,000	498,390
04/15/2032	7.000%	784,000	785,617
Level 3 Financing, Inc.(d)
01/15/2036	8.500%	999,000	1,042,125
Optics Bidco SpA(d)
06/04/2038	7.721%	585,000	585,597
Windstream Escrow LLC/Finance Corp.(d)
10/01/2031	8.250%	1,296,000	1,357,479
Windstream Services LLC(d)
10/15/2033	7.500%	660,000	685,948
Total			6,728,184
Total Corporate Bonds & Notes (Cost $486,377,228)			483,418,530

Exchange-Traded Fixed Income Funds 1.4%
	Shares	Value ($)
High Yield 1.4%
Columbia Short Duration High Yield ETF(j)	345,000	6,948,300
Total Exchange-Traded Fixed Income Funds (Cost $6,944,050)		6,948,300
Columbia Variable Portfolio – Income Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2026 (Unaudited)

Foreign Government Obligations(k) 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.4%
NOVA Chemicals Corp.(d)
11/15/2028	8.500%	486,000	505,908
02/15/2030	9.000%	915,000	966,303
12/01/2031	7.000%	498,000	526,486
Total			1,998,697
Total Foreign Government Obligations (Cost $1,973,964)			1,998,697

Senior Loans 0.8%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.1%
CP Atlas Buyer, Inc.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 5.250% 07/08/2030	8.918%	911,193	835,263
Chemicals 0.3%
Ineos US Finance LLC(l),(m)
Term Loan
1-month Term SOFR + 3.250% 02/19/2030	6.918%	1,598,717	1,388,214
Technology 0.4%
Ascend Learning LLC(l),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.668%	773,041	753,716
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
McAfee Corp.(l),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.668%	1,365,380	1,215,188
Total			1,968,904
Total Senior Loans (Cost $4,538,020)			4,192,381

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(j),(n)	4,409,389	4,407,625
Total Money Market Funds (Cost $4,407,783)		4,407,625
Total Investments in Securities (Cost: $507,206,944)		503,631,382
Other Assets & Liabilities, Net		5,230,456
Net Assets		508,861,838
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2026, the total value of these securities amounted to $6, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $451,319,135, which represents 88.69% of total net assets.

(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2026.

(g)	Represents a security purchased on a when-issued basis.
(h)	Perpetual security with no specified maturity date.
(i)	Represents a security in default.

Columbia Variable Portfolio – Income Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(j)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short Duration High Yield ETF
	6,991,425	—	—	(43,125)	6,948,300	—	—	63,742	345,000
Columbia Short-Term Cash Fund, 3.790%
	7,274,287	24,972,477	(27,839,009)	(130)	4,407,625	—	(806)	71,424	4,409,389
Total	14,265,712			(43,255)	11,355,925	—	(806)	135,166

(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)
The stated interest rate represents the weighted average interest rate at March 31, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Variable rate security. The interest rate shown was the current rate as of March 31, 2026.
(n)	The rate shown is the seven-day current annualized yield at March 31, 2026.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Income Opportunities Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7011_(05/26)